Taxation - Schedule of Loss Before Provision For Income Tax (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Loss Before Provision For Income Tax [Line Items]
Total loss before income tax expenses	$ 48,242,566	$ 13,064,820	$ 12,649,751
Mainland China [Member]
Schedule of Loss Before Provision For Income Tax [Line Items]
Total loss before income tax expenses	20,544,956	13,055,022	12,649,751
Others [Member]
Schedule of Loss Before Provision For Income Tax [Line Items]
Total loss before income tax expenses	$ 27,697,610	$ 9,798